DERIVATIVE INSTRUMENTS (Details 1)																			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended			9 Months Ended		9 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended				9 Months Ended	12 Months Ended
	Aug. 27, 2012	Jul. 31, 2012	Dec. 29, 2011	Oct. 31, 2011	Oct. 31, 2010	Sep. 28, 2010	Jul. 19, 2010	Nov. 12, 2004	Jul. 31, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2010 Minimum [Member]	Jul. 31, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2010 Maximum [Member]	Oct. 31, 2011 Vendor & Other [Member] Minimum [Member]	Oct. 31, 2011 Vendor & Other [Member] Maximum [Member]	Jul. 31, 2012 Placement Agent Convertible Debt Financing [Member]	Jul. 31, 2011 Placement Agent Convertible Debt Financing [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] 2007 Securities Purchase Agreement [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] 2007 Securities Purchase Agreement [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] August 2007 Notes [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] August 2007 Notes [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] May 2011 Convertible Debt Financing [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] May 2011 Convertible Debt Financing [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] October 2011 Convertible Debt Financing [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] October 2011 Convertible Debt Financing [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] December 2011 Convertible Debt Financing [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Bridge Notes [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Minimum [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Minimum [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Maximum [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Maximum [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Executive Officer [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Executive Officer [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Vendor & Other [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Vendor & Other [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member] Minimum [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member] Maximum [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Subtotal [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Subtotal [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Optimus Preferred Stock Agreement (04/04/2011) [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Optimus Preferred Stock Agreement (04/04/2011) [Member]
Exercise Price	0.15	0.15	0.15	0.15	0.15	0.17	0.25	0.40	0.15	0.15	0.15	0.17	0.1952	0.287	0.15	0.1952			0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.15			0.15	0.15	0.17	0.17	0.15	0.15	0.15		0.15	0.15
Amount		114,738,770		137,841,857													25,560,000	25,560,000	50,660,663	47,090,487	287,001	287,001	3,578,949	23,593,122	1,453,553	7,754,902	2,213,234	24,712,208	22,630,101					7,674,512	7,674,512	46,956	446,956	3,735,430	2,804,776			111,381,303	112,281,857	25,560,000	25,560,000
Expiration Date																			Oct-12	August October 2012	August 2012	August 2012	May-14	May 2014	Oct-14	October 2014	January 2015			January 2013		April 2015		August 2014	August 2014	N/A	February 2012			May 2014	November 2015			April 2014	April 2014